ORGANIZATION (Details Narrative)									11 Months Ended
	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CAD ($) $ / shares shares	Mar. 04, 2021 USD ($)	Mar. 04, 2021 CAD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	Feb. 17, 2021 CAD ($) $ / shares shares	Feb. 03, 2021 CAD ($) shares	Jan. 22, 2021 $ / shares shares	Dec. 31, 2021 USD ($) shares	Jan. 21, 2021 $ / shares
Entity Incorporation, Date of Incorporation									Jan. 22, 2021
Revenues | $
Share Price | (per share)		$ 3.50								$ 0.05
Shares, Issued		1,001,242
Merger consideration amount					$ 359,505	$ 455,000
Proceeds from Issuance of Debt	$ 2,781,593	$ 3,504,346
Warrant or Right, Reason for Issuance, Description	Each Unit consists of one common share and one half of one warrant (“Warrant”).	Each Unit consists of one common share and one half of one warrant (“Warrant”).
Common Stock [Member]
Share Price | $ / shares				$ 2.00
Shares, Issued				1,003,012			1,000,000
Merger consideration amount | $							$ 162,500
Stock Issued During Period, Shares, New Issues									1,003,012
Proceeds from Issuance of Debt			$ 1,616,838	$ 2,006,022
Common Stock [Member] | Purchase Agreements [Member]
Number of shares for common stock								9,000,000
Purchase price per share | $ / shares								$ 0.00001
Cash price | $ / shares								$ 22.50
Common Stock [Member] | Plan of Merger [Member]
Merger consideration amount | $					$ 1
Common stock shares subscribed						100
Stock Issued During Period, Shares, Conversion of Units					0.31111112	0.31111112
Stock Issued During Period, Shares, New Issues					2,800,000	2,800,000
Common Stock [Member] | Plan of Merger [Member] | First Shares [Member]
Share Price | $ / shares						$ 0.05
Stock Issued During Period, Shares, New Issues					700,000	700,000
Common Stock [Member] | Plan of Merger [Member] | Next Shares [Member]
Share Price | $ / shares						$ 0.20
Stock Issued During Period, Shares, New Issues					2,100,000	2,100,000
Warrant [Member]
Share Price | $ / shares		$ 3.50
Shares, Issued		500,620